WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 87.3%	Shares	Value
Emerging Markets Debt - 14.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	46,200	$ 3,960,264
VanEck Emerging Markets High Yield Bond ETF (a)	319,756	5,758,806
Vanguard Emerging Markets Government Bond ETF	85,951	5,289,425
		15,008,495
Real Estate Investment Trusts (REITs) - 0.7%
Vanguard Real Estate ETF	8,487	699,159

U.S. Fixed Income - 71.8%
Invesco Senior Loan ETF (a)	737,035	15,544,068
iShares Broad USD High Yield Corporate Bond ETF (a)	171,815	6,090,842
iShares National Muni Bond ETF (a)	72,233	7,617,692
iShares Preferred & Income Securities ETF (a)	50,899	1,565,144
iShares TIPS Bond ETF	82,311	8,730,728
SPDR Bloomberg Convertible Securities ETF	33,293	2,323,185
SPDR Bloomberg Short Term High Yield Bond ETF	385,100	9,554,331
Vanguard Mortgage-Backed Securities ETF	210,155	9,515,818
Vanguard Short-Term Inflation-Protected Securities ETF	253,476	12,009,693
		72,951,501

Total Exchange-Traded Funds (Cost $95,061,635)		$ 88,659,155

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.9%	Shares	Value
DWS Government Money Market Series - Institutional Class, 5.28% (b)	2,768,374	$ 2,768,374
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% (b)	2,768,373	2,768,373
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 5.22% (b)	2,768,373	2,768,373
Invesco Treasury Portfolio - Institutional Class, 5.25% (b)	2,768,373	2,768,373
Total Money Market Funds (Cost $11,073,493)		$ 11,073,493

COLLATERAL FOR SECURITIES LOANED - 31.7%	Shares	Value
First American Government Obligations Fund - Class X, 5.25% (b)(c) (Cost $32,203,741)	32,203,741	$ 32,203,741

Investments at Value - 129.9% (Cost $138,338,869)		$ 131,936,389

Other Liabilities in Excess of Assets - (29.9%)		(30,329,081)

Net Assets - 100.0%		$ 101,607,308

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2023 was $31,563,932.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodities Futures
E-Mini Gold Future	22	9/28/2023	$ 2,141,700	$ (23,748)

Index Futures
Bloomberg Commodity Index Future	97	9/21/2023	1,028,491	17,033
E-Mini Dow CBOT DJIA Future	4	9/15/2023	695,820	(4,264)
E-Mini S&P 500 Future	6	9/15/2023	1,354,800	(3,501)
MSCI Emerging Markets Future	39	9/18/2023	1,909,635	(66,646)
Total Index Futures			4,988,746	(57,378)

Treasury Futures
10-Year U.S. Treasury Note Future	27	12/20/2023	2,997,844	15,549
2-Year U.S. Treasury Note Future	61	1/2/2024	12,432,086	22,400
5-Year U.S. Treasury Note Future	70	1/2/2024	7,484,531	30,346
U.S. Treasury Long Bond Future	25	12/20/2023	3,042,187	34,800
Total Treasury Futures			25,956,648	103,095

Total Futures Contracts			$ 33,087,094	$ 21,969

The average monthly notional value of futures contracts during the three months ended August 31, 2023 was $34,446,646.